EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic earnings per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2018	2017	2016
Basic earnings per share:
Net income available to stockholders	73,622	101,209	146,406
Diluted earnings per share:
Net income available to stockholders	73,622	101,209	146,406
Interest and other expenses attributable to convertible bonds	123	4,511	15,310
Net income assuming dilution	73,745	105,720	161,716

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2018	2017	2016
Basic earnings per share:
Weighted average number of common shares outstanding	105,898	95,597	93,497
Diluted earnings per share:
Weighted average number of common shares outstanding*	105,898	95,597	93,497
Effect of dilutive share options	59	26	—
Effect of dilutive convertible bonds	1,649	7,277	14,543
Weighted average number of common shares outstanding assuming dilution	107,606	102,900	108,040

	Year ended December 31,
	2018	2017	2016
Basic earnings per share:	$0.70	$1.06	$1.57
Diluted earnings per share:	$0.69	$1.03	$1.50

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. It also excludes 3,765,842 shares issued as of December 31, 2018 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due 2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares.

As of December 31, 2018, the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.